NOTE 3 –PREPAID EXPENSES	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
NOTE 3 –PREPAID EXPENSES

NOTE 3 –PREPAID EXPENSES

Prepaid expense was $2,333 and $13,566 as of May 31, 2022 and August 31, 2021, respectively. Prepaid expense as of May 31, 2022 primarily includes prepayment of the OTC market annual fee.

NOTE 3 –PREPAID EXPENSES

Prepaid expense was $13,566 and $11,024 as of August 31, 2021 and August 31, 2020, respectively. Prepaid expense as of August 31, 2021 primarily includes $12,833 prepayment of OTC market annual fee.